Net intangible assets and goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 110,049	$ 103,046
Total accumulated amortization	(76,451)	(71,601)
Subtotal	33,598	31,445
Goodwill	5,210	5,601
Net intangible assets including goodwill	38,808	37,046
Brazil
Finite-Lived Intangible Assets [Line Items]
Goodwill	2,992	3,196
Argentina
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,276	1,276
Chile
Finite-Lived Intangible Assets [Line Items]
Goodwill	873	1,047
Colombia
Finite-Lived Intangible Assets [Line Items]
Goodwill	69	82
Computer software cost
Finite-Lived Intangible Assets [Line Items]
Total cost	79,054	69,999
Initial franchise fees
Finite-Lived Intangible Assets [Line Items]
Total cost	13,652	14,223
Reacquired franchised rights
Finite-Lived Intangible Assets [Line Items]
Total cost	15,403	16,884
Letter of credit fees
Finite-Lived Intangible Assets [Line Items]
Total cost	940	940
Others
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 1,000	$ 1,000